    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 3, 2003

                                             1933 ACT REGISTRATION NO. 333-90432
                                             1940 ACT REGISTRATION NO. 811-08579
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-6
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 2
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 2

                  LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE
                                   ACCOUNT R
                           (EXACT NAME OF REGISTRANT)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                           (EXACT NAME OF DEPOSITOR)

              1300 South Clinton Street, Fort Wayne, Indiana 46802 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

               Depositor's Telephone Number, including Area Code
                                 (260) 455-2000

          Elizabeth Frederick, Esquire                               COPY TO:
   The Lincoln National Life Insurance Company           Lawrence A. Samplatsky, Esquire
            1300 South Clinton Street              The Lincoln National Life Insurance Company
                  P.O. Box 1110                                 350 Church Street
            Ft. Wayne, Indiana 46802                         Hartford, CT 06103-1106
     (NAME AND ADDRESS OF AGENT FOR SERVICE)

            APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Continuous INDEFINITE NUMBER OF UNITS OF INTEREST IN VARIABLE LIFE INSURANCE CONTRACTS
                     (TITLE OF SECURITIES BEING REGISTERED)

    An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the Registrant for the fiscal year ending December 31, 2001 was filed March 27, 2002.

    It is proposed that this filing will become effective (check appropriate box)

      immediately upon filing pursuant to paragraph (b)
----
      on 5/1/03 pursuant to paragraph (b)
----
      60 days after filing pursuant to paragraph (a)(1)
----
      on 5/1/03 pursuant to paragraph (a) (1) of Rule 485.
----
 X    This Post-Effective Amendment designates a new effective date for a
---- previously filed Post-Effective Amendment. Such effective date shall be May 1, 2003.

This Post-effective Amendment No. 2 is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 for the sole purpose of delaying the effective date of Post-effective Amendment No. 1 to Registration Statement No. 333-90432 filed pursuant to Rule 485(a) under the Securities Act of 1933 on February 6, 2003. The contents of Post-effective Amendment No. 1 are being incorporated by reference.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life Flexible Premium Variable Life Account R, has duly caused this Post-Effective Amendment No. 2 to the Registration Statement on Form N-6 (File No. 333-90432) to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut on the 3rd day of April, 2003. Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.



                           LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT R (REGISTRANT)


                           By      /s/ Gary W. Parker
                              -------------------------------------------
                              Gary W. Parker
                              Senior Vice President
                              The Lincoln National Life Insurance Company



                           THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                           (DEPOSITOR)


                           By      /s/ Gary W. Parker
                              -------------------------------------------
                              Gary W. Parker
                              Senior Vice President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement on Form N-6 has been signed below on April 3, 2003, by the following persons, as officers and directors of the Depositor, in the capacities indicated:

SIGNATURE                                            TITLE
---------                                            -----

/s/ Jon A. Boscia          *            President and Director
------------------------------          (Principal Executive Officer)
Jon A. Boscia

/s/ John H. Gotta          *            Executive Vice President, Chief Executive Officer
------------------------------          of Life Insurance, Assistant Secretary, and Director
John H. Gotta

/s/ Lorry J. Stensrud      *            Executive Vice President, Chief Executive Officer
------------------------------          of Lincoln Retirement, and Director
Lorry J. Stensrud

/s/ Janet Chrzan           *            Senior Vice President, Chief Financial Officer
------------------------------          and Director
Janet Chrzan                            (Principal Financial Officer and Principal Accounting Officer)

/s/ See Yeng Quek          *            Director, Chief Investment Officer and
------------------------------          Chairman of the Investment Committee
See Yeng Quek

/s/ Jude T. Driscoll       *            Director
------------------------------
Jude T. Driscoll

/s/ Richard C. Vaughan     *            Director
------------------------------
Richard C. Vaughan

/s/ Barbara S. Kowalczyk   *            Director
------------------------------
Barbara S. Kowalczyk


* By   /s/ Gary W. Parker
     ----------------------------------
       Gary W. Parker, pursuant to a Power of Attorney filed with
       Post-Effective Amendment No. 1 to the Registration Statement